Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - EUR (€)	Issued capital	Capital reserve	Treasury share	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2019	€ 11,603,000	€ 461,520,000		€ (515,947,000)	€ 22,000	€ (42,802,000)
Net loss				(70,975,000)		(70,975,000)
Other comprehensive income (loss)					76,000	76,000
Total comprehensive income (loss)				(70,975,000)	(76,000)	(71,051,000)
Issuance of share capital	9,669,000	858,048,000				867,717,000
Convertible Loan		87,000				87,000
Share-based payment expense		7,399,000				7,399,000
Exercise of options	288,000	(288,000)
Profit (loss)						(70,975,000)
Balance at the end at Sep. 30, 2020	21,560,000	1,326,766,000		(586,922,000)	(54,000)	761,350,000
Balance at the beginning at Dec. 31, 2020	21,655,000	1,334,704,000		(645,069,000)	57,000	711,347,000
Net loss				(409,780,000)		(409,780,000)
Other comprehensive income (loss)					(62,000)	(62,000)
Total comprehensive income (loss)				(409,780,000)	(62,000)	(409,842,000)
Share-based payment expense (Net of Taxes)		12,965				12,965,000
Issuance of share capital (net of transaction costs)	690,000	403,372,000				404,062,000
Exercise of options	101,000	2,422,000				2,523,000
Profit (loss)						(409,780,000)
Repurchase of common shares (Treasury Shares)		(25,550,000)	€ (211,000)			(25,761,000)
Balance at the end at Sep. 30, 2021	€ 22,446	€ 1,727,913,000	€ (211,000)	€ (1,054,849,000)	€ (5,000)	€ 695,294,000
Balance at the end (in shares) at Sep. 30, 2021			(3,032)